Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current
Cash and cash equivalents	$ 97,232	$ 88,824
Restricted Cash - Current (note 16)	2,779	3,071
Accounts receivable	36,202	95,648
Assets held for sale (note 19)	32,974	65,458
Due from affiliates (note 14c)	5,236	697
Current portion of derivative assets (note 11)	0	577
Bunker and lube oil inventory	34,606	49,790
Prepaid expenses	9,739	10,288
Accrued revenue (note 3)	26,640	106,872
Total current assets	245,408	421,225
Restricted Cash - long-term (note 16)	3,135	3,437
At cost, less accumulated depreciation of $417.4 million (2019 - $437.1 million) (notes 9 and 19)	1,104,742	1,223,085
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Excluding Capital Leased Assets	417,400	537,100
Sale Leaseback Transaction, Accumulated Depreciation	124,400	143,700
Vessels related to finance leases, at cost, less accumulated depreciation of $124.4 million (2019 - $143.7 million) (notes 10 and 19)	450,558	527,081
Operating lease right-of-use assets (notes 2, 10 and 19)	2,529	19,560
Total vessels and equipment	1,557,829	1,769,726
Investment in and advances to equity-accounted joint venture (note 5)	28,561	28,112
Derivative assets	0	82
Accumulated amortization	3,700	3,200
Other non-current assets	897	1,923
Intangible assets, at cost, less accumulated depreciation of $3.7 million (2019 - $3.2 million) (note 6)	1,989	2,545
Goodwill (note 6)	2,426	2,426
Total assets	1,840,245	2,229,476
Current
Accounts payable	31,059	70,978
Accrued liabilities (notes 7, 14c, 20 and 21)	55,055	59,735
Short-term debt (note 8)	10,000	50,000
Current portion of long-term debt (note 9)	10,858	43,573
Current portion of derivative liabilities (note 11)	289	86
Current obligations related to finance leases (note 10)	78,476	25,357
Current portion of operating lease liabilities (notes 2 and 10)	3,685	16,290
Due to affiliates (note 14c)	3,123	2,139
Liabilities associated with assets held for sale (note 19)	0	2,980
Other current liabilities	4,574	8,567
Total current liabilities	197,119	279,705
Long-term debt (note 9)	232,103	516,106
Long-term obligations related to finance leases (note 10)	281,567	389,431
Long-term operating lease liabilities (notes 2 and 10)	315	3,270
Derivative Liability, Noncurrent(note 11)	597	0
Other long-term liabilities (note 21)	49,642	51,044
Total liabilities	$ 761,343	1,239,556
Commitments and contingencies (notes 5, 8, 9, 10 and 11)
Equity
Common stock, shares authorized (in shares)	585,000,000.0	585,000,000.0
Common stock and paid-in capital (585.0 million shares authorized, 29.1 million Class A and 4.6 million Class B shares issued and outstanding as at December 31, 2020 and 585.0 million shares authorized, 29.0 million Class A and 4.6 million Class B shares issued and outstanding as at December 31, 2019) (note 13)	$ 1,299,220	$ 1,297,555
Accumulated deficit	(220,318)	(307,635)
Total equity	1,078,902	989,920
Total liabilities and equity	$ 1,840,245	$ 2,229,476
Class A
Equity
Common stock, shares authorized (in shares)	485,000,000.0	485,000,000.0
Common Stock, Shares, Issued	29,100,000	29,000,000.0
Common Stock, Shares, Outstanding	29,100,000	29,000,000.0
Common Class B [Member]
Equity
Common stock, shares authorized (in shares)	100,000,000.0	100,000,000.0
Common Stock, Shares, Issued	4,600,000	4,600,000
Common Stock, Shares, Outstanding	4,600,000	4,600,000